Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of principal subsidiaries and VIEs

The Company’s principal subsidiaries and VIE as of December 31, 2024 are as follows:

Principal Subsidiaries:	Date of Incorporation	Place of Incorporation	Percentage of Direct/Indirect Economic Interest	Principal Activities
Agora Lab, Inc.	January 13, 2014	California, United States	100%	Provision of services
API Investment Limited (formerly known as Agora IO, Inc)	December 2, 2014	Cayman Islands	100%	Investment holding
ShengWang HongKong Limited (formerly known as Agora IO Hongkong Limited)	December 12, 2014	Hong Kong	100%	Investment holding
Shanghai Dayin Network Technology Co., Ltd. (“Dayin”)	April 30, 2015	PRC	100%	Provision of services
Shanghai Shengwang Technology Co., Ltd. (“Shanghai Shengwang”, formerly known as Shanghai Jiyin Network Technology Co., Ltd.)	May 26, 2020	PRC	100%	Provision of services
Agora IO Singapore PTE. Ltd.	November 4, 2020	Singapore	100%	Provision of services
Agora Labs India Private Limited	December 29, 2021	India	100%	Provision of services
Shanghai Shengshi Chuangtuo Construction and Development Co., Ltd. (“Shengshi”) (i)	July 29, 2022	PRC	100%	Construction
Agora (Shanghai) Technology Co., Ltd.	February 6, 2023	RPC	100%	Provision of services
AGORA.IO INC.	April 12, 2023	Delaware, United States	100%	Investment holding
VIE:
Shanghai Zhaoyan Network Technology Co., Ltd. (“Zhaoyan”)	March 28, 2014	PRC	100%	Provision of services

Schedule of financial information of VIEs

The following financial information sets forth the assets, liabilities, results of operations and changes in cash flows of the consolidated VIEs and the VIEs’ subsidiaries as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024, which was included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2023	2024
	(in US$ thousands)
Assets
Current assets:
Cash and cash equivalents	$8,359	$3,806
Accounts receivable, net	23,349	16,075
Amounts due from related parties	12,320	5,533
Prepayments and other current assets	2,257	1,668
Restricted cash	—	37
Contract assets	—	66
Total current assets	46,285	27,185
Non-current assets:
Property and equipment, net	1,787	226
Long-term investments	7,059	6,956
Operating lease right-of-use assets	268	—
Intangible assets	82	—
Other non-current assets	1,994	1,794
Total non-current assets	11,190	8,976
Total assets	$57,475	$36,161
Liabilities
Current liabilities:
Accounts payable	10,059	6,402
Amounts due to related parties	64,683	21,909
Advances from customers	1,710	5,694
Taxes payable	—	68
Current operating lease liabilities	342	—
Accrued expenses and other current liabilities	3,501	2,087
Total current liabilities	80,295	36,160
Non-current liabilities:
Long term payable	—	1
Long-term operating lease liabilities	90	—
Deferred tax liabilities	20	—
Total non-current liabilities	110	1
Total liabilities	$80,405	$36,161

	Year Ended December 31,
	2022	2023	2024
		(in US$ thousands)
Third-party revenues	85,686	80,267	59,504
Net (loss) income	(32,039)	(2,184)	1,019

	Year Ended December 31,
	2022	2023	2024
		(in US$ thousands)
Net cash and cash equivalents generated from (used in) operating activities	12,478	(3,865)	(4,339)
Net cash and cash equivalents (used in) provided by investing activities	(13,057)	10,089	(177)
Cash balance recorded in held-for-sale assets	(72)	—	—